Document And Entity Information	Mar. 18, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 18, 2025
Entity Registrant Name	DANIMER SCIENTIFIC, INC.
Entity Central Index Key	0001779020
Entity Emerging Growth Company	false
Entity File Number	001-39280
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	84-1924518
Entity Address, Address Line One	140 Industrial Boulevard
Entity Address, City or Town	Bainbridge
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	39817
City Area Code	229
Local Phone Number	243-7075
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	NONE
No Trading Symbol Flag	true
Security Exchange Name	NONE